Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net sales	$ 1,321.3	$ 1,237.5	$ 1,167.0
Cost of goods sold	(902.0)	(830.5)	(775.1)
Gross profit	419.3	407.0	391.9
Selling, general and administrative expenses	(218.6)	(191.0)	(173.4)
Research and development expenses	(37.2)	(30.4)	(28.0)
Asset impairments	(16.9)	(14.3)
Asbestos adjustments	(117.1)	(15.8)	(85.8)
Operating income	29.5	155.5	104.7
Interest expense	(5.5)	(11.2)	(9.0)
Interest income	7.9	3.8	4.6
Other income (expense)	1.8	3.0	(3.7)
Income before income taxes	33.7	151.1	96.6
Income tax benefit (expense)	11.8	453.2	(443.6)
Net income (loss)	45.5	604.3	(347.0)
Net income (loss) per share
Basic	$ 0.10	$ 1.39	$ (0.80)
Diluted	$ 0.10	$ 1.38	$ (0.80)
Weighted average common shares outstanding (Millions):
Basic	439.2	436.2	435.6
Diluted	440.6	437.9	435.6
Comprehensive income (loss):
Net income (loss)	45.5	604.3	(347.0)
Pension and post-retirement benefit adjustments			1.3
Unrealised gain on investments	0.9	0.1	1.3
Currency translation adjustments	(2.9)	(5.9)	(6.6)
Comprehensive income (loss)	$ 43.5	$ 598.5	$ (351.0)